Shareholder Report	12 Months Ended	32 Months Ended
	Jul. 31, 2026 USD ($) shares	Jul. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Greenwood Street Trust
Entity Central Index Key	0001898391
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Fidelity SAI Alternative Risk Premia Currency Strategy Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Alternative Risk Premia Currency Strategy Fund
Class Name	Fidelity® SAI Alternative Risk Premia Currency Strategy Fund
Trading Symbol	FRPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Alternative Risk Premia Currency Strategy Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Alternative Risk Premia Currency Strategy Fund	$ 49	0.50%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2026, the fund, which provides currency exposure through investments in various alternative risk premia factors, trailed its benchmark, the Bloomberg U.S. 3-Month Treasury Bellwether Index.
•The fund's exposure to long-term mean reversion detracted most from performance, in terms of both developed international and emerging markets currencies.
•Elsewhere, linear carry - which takes long positions in higher-yielding currencies funded by lower-yielding currencies - contributed across both developed international and emerging markets currencies for the reporting period.
•Certain shorter-term value and mean reversion strategies also added value.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 14, 2023 through July 31, 2026. Initial investment of $10,000. Fidelity® SAI Alternative Risk Premia Currency Strategy Fund $10,000 $10,091 $9,611 $9,261 Bloomberg U.S. 3-Month Treasury Bellwether Index $10,000 $10,338 $10,815 $11,237 Bloomberg U.S. Aggregate Bond Index $10,000 $10,212 $10,558 $10,844 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Alternative Risk Premia Currency Strategy Fund -3.64% -2.88% Bloomberg U.S. 3-Month Treasury Bellwether Index 3.90% 4.54% Bloomberg U.S. Aggregate Bond Index 2.71% 3.13% A From December 14, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Dec. 14, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 74,891,803	$ 74,891,803
Holdings Count | shares	214	214
Advisory Fees Paid, Amount	$ 307,324
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$74,891,803
Number of Holdings	214
Total Advisory Fee	$307,324
Portfolio Turnover	0%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 193.7 Forward Foreign Currency Contracts 213.6 Forward Foreign Currency Contracts 42.1 Swaps 38.2 Short-Term Investments and Net Other Assets (Liabilities) 19.7 ASSET ALLOCATION (% of Fund's total exposure) Forward Foreign Currency Contracts - 42.1 Swaps - 38.2 Short-Term Investments and Net Other Assets (Liabilities) - 19.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bill 88.6 88.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity® SAI Alternative Risk Premia Strategy Fund to Fidelity® SAI Alternative Risk Premia Currency Strategy Fund.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity® SAI Alternative Risk Premia Strategy Fund to Fidelity® SAI Alternative Risk Premia Currency Strategy Fund.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund
Class Name	Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund
Trading Symbol	FRPDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund	$ 44	0.50%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2026, the fund, which provides exposure to commodities through investments in various alternative risk premia factors, trailed its benchmark, the Bloomberg U.S. 3-Month Treasury Bellwether Index.
•While most factors detracted from performance for the reporting period, carry was the biggest. The fund's drawdown was primarily driven by a historic tail-risk event in commodity markets during the first quarter of 2026.
•An unprecedented energy supply shock occurred following the escalation of the Iran conflict and the closure of the Strait of Hormuz, triggering a massive rally in energy markets equivalent to roughly five times the monthly standard deviation.
•Strategies that are sensitive to the shape of commodity futures curves were impacted most severely and accounted for most of the underperformance.
•Performance across value-oriented strategies was more mixed, with greater dispersion among different implementations though overall, these approaches detracted.
•Price trend was the only major contributor this period, driven by bullish price action, particularly in the petroleum complex.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 14, 2023 through July 31, 2026. Initial investment of $10,000. Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund $10,000 $9,870 $10,574 $8,162 Bloomberg U.S. 3-Month Treasury Bellwether Index $10,000 $10,338 $10,815 $11,237 Bloomberg U.S. Aggregate Bond Index $10,000 $10,212 $10,558 $10,844 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund -22.80% -7.43% Bloomberg U.S. 3-Month Treasury Bellwether Index 3.90% 4.54% Bloomberg U.S. Aggregate Bond Index 2.71% 3.13% A From December 14, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Dec. 14, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 76,972,553	$ 76,972,553
Holdings Count | shares	90	90
Advisory Fees Paid, Amount	$ 565,301
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$76,972,553
Number of Holdings	90
Total Advisory Fee	$565,301
Portfolio Turnover	0%

Holdings [Text Block]	Industrial Metals 37.8 Agriculture 27.9 Energy 22.6 Precious Metals 6.6 Livestock 5.1 COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets) Industrial Metals - 37.8 Agriculture - 27.9 Energy - 22.6 Precious Metals - 6.6 Livestock - 5.1 DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 231.1 Swaps 188.2 Futures Contracts 44.5 Swaps 36.2 Short-Term Investments and Net Other Assets (Liabilities) 19.3 ASSET ALLOCATION (% of Fund's total exposure) Futures Contracts - 44.5 Swaps - 36.2 Short-Term Investments and Net Other Assets (Liabilities) - 19.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec